Severance And Retirement Plans (Narrative) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Subsidiaries [Member] USD ($)	Mar. 31, 2012 Subsidiaries [Member] JPY (¥)	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Kanto IT Software Pension Fund [Member] USD ($)	Mar. 31, 2012 Kanto IT Software Pension Fund [Member] JPY (¥)	Mar. 31, 2011 Kanto IT Software Pension Fund [Member] JPY (¥)	Mar. 31, 2010 Kanto IT Software Pension Fund [Member] JPY (¥)	Mar. 31, 2011 Japanese Equity Securities [Member]	Mar. 31, 2011 Foreign Equity Securities [Member]	Mar. 31, 2011 Japanese Government Bonds [Member]	Mar. 31, 2011 Foreign Government Debt Securities [Member]	Mar. 31, 2011 Japanese Public Debt Instruments And Corporate Bonds [Member]	Mar. 31, 2011 Foreign Public Debt Instruments And Corporate Bonds [Member]	Mar. 31, 2012 Other Current Liabilities [Member] USD ($)	Mar. 31, 2012 Other Current Liabilities [Member] JPY (¥)	Mar. 31, 2012 Accrued Pension And Severance Costs [Member] USD ($)	Mar. 31, 2012 Accrued Pension And Severance Costs [Member] JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Accumulated pension benefit obligations			¥ 3,048,000,000
Asset allocation to equity securities			40.00%								56.00%	44.00%
Asset allocation to debt securities			30.00%										53.00%	20.00%	26.00%	1.00%
Asset allocation to other investment			30.00%
Total plan asset									171,945,000,000	161,055,000,000
Accumulated pension benefit obligations									172,108,000,000	159,999,000,000
Accumulated benefit obligations in excess of total assets									(163,000,000)	1,056,000,000
Accumulated benefit obligations in excess of total assets, percentage									(0.10%)	0.70%
Contributions to multi-employer contributory plan							9,502,000	781,000,000	809,000,000	985,000,000
Percentage of contributions to total Fund						5.00%
Expected contributions to the plan for the next year		805,000,000
Accrued liability for retirement benefits	13,335,000	1,096,000,000	1,123,000,000
Aggregated amount of assets transferred to the contribution plans	21,402,000	1,759,000,000
Amount of assets not transferred to the contribution plans	7,750,000	637,000,000															1,119,000	92,000,000	6,631,000	545,000,000
Assets transition to contribution plans period, in years	8 years	8 years
Defined contribution plans amount				$ 1,825,000	¥ 150,000,000